STOCKHOLDERS' EQUITY (Details)	12 Months Ended
Dec. 31, 2021 Vote shares
STOCKHOLDERS' EQUITY
Preferred shares, outstanding (in shares)	0
Preferred stock available for issuance	10,000,000
Number of votes, common shares | Vote	1